Company information - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2024	May 31, 2023
Disclosure Of Company Information And Operations [Line Items]
Cash designated to separate bank accounts	$ 15		$ 30
Share capital
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)	76,898,164	76,898,164
Number of shares outstanding (in shares)	65,032,799	66,208,534
Issuance of shares to be held as treasury shares (in shares)	10,500,000
Treasury shares
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)	11,865,365	10,689,630